Nature of Operations	6 Months Ended
Jun. 30, 2011
Nature of Operations [Abstract]
Nature of Operations
Note 1 Nature of Operations

Respect Your Universe, Inc. ("the Company") was incorporated in the State of Nevada on November 21, 2008.  The Company is developing a line of mixed martial arts apparel for the retail market.